OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated May 20, 1998 to the
                        Prospectus dated January 26, 1998

The Prospectus is changed as follows:

1. Effective May 18, 1998, the fifth sentence of the section entitled "Who Manages the Fund" on page 6 is modified by deleting Timothy Curro as a portfolio manager of the Fund.

2. Effective May 18, 1998, the first paragraph of the section entitled "Portfolio Managers" on page 19 is modified to remove any references to Timothy Curro.




May 20, 1998                                                  PSO251.012





                 OPPENHEIMER QUEST SMALL CAP VALUE FUND
                  Supplement dated May 20, 1998 to the Statement of Additional Information dated January 26, 1998

The Statement of Additional Information is changed as follows:

1. Effective May 18, 1998, the biography for Timothy Curro on page 18 is deleted.

2. Effective May 18, 1998, the first sentence of the section entitled "Portfolio Management" on page 20 is modified to delete Timothy Curro a portfolio manager of the Fund.








May 20, 1998                                                  PXO251.007